U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

August 31, 2010

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Matrix Advisors Value Fund, Inc. (the “Company”)
File Nos.: 002-84222 and 811-03758

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Company hereby submits Post-Effective Amendment No. 33 to the Company’s Registration Statement for the purpose of conforming the Fund’s Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective 60 days after filing.  At or before the 60 day effective date, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to (1) add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2010; (2) incorporate any comments made by the Staff on this Amendment; and (3) update any missing information and/or file updated exhibits including an auditor’s consent to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures